Personnel expenses categories (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	22,609	25,501	24,799
Percentage of variation number of employee	(11.00%)	3.00%
Men [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	18,225	20,990	20,558
Women [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	4,384	4,511	4,241
Executive directors [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	2	2	2
Percentage of variation number of employee	0.00%	0.00%
Executive directors [Member] | Men [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	2	2	2
Executive directors [Member] | Women [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	0	0	0
Senior managers [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	14	16	13
Percentage of variation number of employee	(13.00%)	23.00%
Senior managers [Member] | Men [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	11	12	11
Senior managers [Member] | Women [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	3	4	2
Executives [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	3,789	3,657	3,522
Percentage of variation number of employee	4.00%	4.00%
Executives [Member] | Men [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	2,964	2,900	2,819
Executives [Member] | Women [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	825	757	703
Managers professionals and supervisors [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	6,700	6,506	6,277
Percentage of variation number of employee	3.00%	4.00%
Managers professionals and supervisors [Member] | Men [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	4,316	4,236	4,145
Managers professionals and supervisors [Member] | Women [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	2,384	2,270	2,132
Administrative and support personnel [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	1,220	1,452	1,436
Percentage of variation number of employee	(16.00%)	1.00%
Administrative and support personnel [Member] | Men [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	538	680	670
Administrative and support personnel [Member] | Women [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	682	772	766
Manual workers [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	10,884	13,868	13,549
Percentage of variation number of employee	(22.00%)	2.00%
Manual workers [Member] | Men [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	10,394	13,160	12,910
Manual workers [Member] | Women [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	490	708	639